CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred shares, par value	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	300,000
Preferred shares, shares issued	0		0
Preferred shares, shares outstanding	0		0
Common shares, par value			$ 0.001	$ 0.001
Common shares, shares authorized			735,000	735,000
Common shares, shares issued			389,610	384,009
Common shares, shares outstanding			389,610	384,009
Class A common stock
Common shares, par value	$ 0.0001		$ 0.0001
Common shares, shares authorized	900,000,000		735,000,000
Common shares, shares issued	354,251,000		184,626,000
Common shares, shares outstanding	354,251,000		184,626,000
Class B common stock
Common shares, par value	$ 0.0001
Common shares, shares authorized	900,000,000
Common shares, shares issued	393,014,000
Common shares, shares outstanding	393,014,000
Diamond eagle acquisition
Preferred shares, par value		$ 0.0001	$ 0.0001
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0
Common shares, shares authorized			5,250,000
Diamond eagle acquisition | Class A common stock
Shares subject to possible redemption		38,475,795	38,427,853
Shares subject to possible redemption, par value per share		$ 10.00	$ 10.00
Common shares, par value		$ 0.0001	$ 0.0001
Common shares, shares authorized		380,000,000	380,000,000
Common shares, shares issued		1,524,205	1,572,147
Common shares, shares outstanding		1,524,205	1,572,147
Diamond eagle acquisition | Class B common stock
Common shares, par value		$ 0.0001	$ 0.0001
Common shares, shares authorized		20,000,000	20,000,000
Common shares, shares issued		10,000,000	10,000,000
Common shares, shares outstanding		10,000,000	10,000,000